As filed with the Securities and Exchange Commission on September 21, 2016

File No.	333-183155
File No.	811-22732

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 27	☒

____________________________________________

RECON CAPITAL SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Recon Capital Advisors LLC, 1 Landmark Square, 8th Floor, Stamford, Connecticut 06901

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 900-1400

_______________________________________________________________

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copies of communications to:

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

It is proposed that this filing will become effective (check appropriate box)

X	Immediately upon filing pursuant to paragraph (b)
On (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 24 filed on September 16, 2016, and incorporates Part A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Stamford and State of Connecticut, on the 21st day of September, 2016.

Recon Capital Series Trust

By:	/s/ Garrett K. Paolella

Name:	Garrett K. Paolella

Title:	Trustee, President, Chief Executive Officer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Garrett K. Paolella
Garrett K. Paolella	Trustee, President, Chief Executive Officer, and Chief Financial Officer	September 21, 2016
/s/ Richard M. Keary*
Richard M. Keary	Trustee	September 21, 2016

/s/ John L. Jacobs*
John L. Jacobs	Trustee	September 21, 2016

/s/ Robinson C. Jacobs*
Robinson C. Jacobs	Trustee	September 21, 2016

/s/ Mark W. Buckley-Jones*
Mark W. Buckley-Jones*	Trustee	September 21, 2016

*By:	/s/ Garrett K. Paolella	Trustee, President, Chief Executive Officer and Chief Financial Officer
Garrett K. Paolella
Attorney-in-Fact, pursuant to Powers of Attorney filed on August 24, 2015 or February 26, 2016 and incorporated by reference herein

EXHIBIT INDEX

Exhibit No.	Exhibit
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase